ACCOUNTING POLICIES - INTANGIBLES (Details)	12 Months Ended
Dec. 31, 2018
Computer software [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill	3
Computer software [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill	10
Other intangible assets [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill	4
Other intangible assets [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives, intangible assets other than goodwill	10